ANNUAL NOTICE OF UNDERLYING FUND ANNUAL REPORT MAILING

TO:	Securities and Exchange Commission
FROM:	Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company and Multi-Flex Variable Account (collectively, the “Filers”)
DATE:	March 1, 2020
RE:	Multi-Flex Variable Account (“Registrant”)
File No. 811-03338
Rule 30b2-1 Filing under the Investment Company Act of 1940 (“1940 Act”)

The annual reports for the following underlying funds for the period ended December 31, 2019, have been submitted to contract owners. This filing is made pursuant to Rule 30b2-1(b).

Some of the funds included in each Fund Company’s annual report filing may not be available under every contract offered by the Registrant. The Filers understand that the Fund Companies have filed (or will file) these reports with the Commission and, to the extent necessary, have incorporated these filings by reference.

Fund Company	CIK Code
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I	0000814680
BNY Mellon Stock Index Fund, Inc.: Initial Shares	0000846800
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares	0000890064
BNY Mellon Variable Investment Fund: Appreciation Portfolio: Initial Shares	0000813383
BNY Mellon Variable Investment Fund: Opportunistic Small Cap Portfolio: Initial Shares	0000813383
BNY Mellon Variable Investment Fund: Quality Bond Portfolio: Initial Shares	0000813383
Fidelity Variable Insurance Products Fund - VIP Contrafund(R)Portfolio: Service Class 2	0000831016
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class	0000356494
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1	0000837274
Guggenheim Variable Funds Trust - Series D (World Equity Income Series))	0000217087
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series)	0000217087
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series)	0000217087
Guggenheim Variable Funds Trust - Series O (All Cap Value Series)	0000217087
Guggenheim Variable Funds Trust - Series P (High Yield Series)	0000217087
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)	0000217087
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series)	0000217087
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series)	0000217087
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series)	0000217087
Invesco - Invesco V.I. American Franchise Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Health Care Fund: Series I Shares	0000896435
Invesco - Invesco V.I. International Growth Fund: Series I Shares	0000896435
Janus Henderson VIT Overseas Portfolio: Institutional Shares	0000906185
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I	0000353905
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I	0000353905
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares	0000736913
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class	0001047304
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class	0001006387

Questions or comments regarding this filing can be directed to Nationwide Financial—Office of Compliance at is nfscomp@nationwide.com.

Thank you.